Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Jun. 30, 2022		$ 12,500,000	[1]	$ 2,093,891	$ (3,732)	$ 2,091,159
Balance, (in Shares) at Jun. 30, 2022	[1]	1,000
Net income			[1]	641,854		641,854
Foreign currency translation adjustment			[1]		19,360	19,360
Dividend declared			[1]	(641,026)		(641,026)
Balance at Jun. 30, 2023		$ 12,500,000	[1]	2,094,719	15,628	2,111,347
Balance (in Shares) at Jun. 30, 2023	[1]	1,000
Net income			[1]	992,830		992,830
Foreign currency translation adjustment			[1]		3,966	3,966
Dividend declared			[1]	(1,959,678)		(1,959,678)
Balance at Jun. 30, 2024		$ 12,500,000	[1]	1,127,871	19,594	1,148,465
Balance (in Shares) at Jun. 30, 2024	[1]	1,000
Net income			[1]	1,021,725		1,021,725
Foreign currency translation adjustment			[1]		16,694	16,694
Dividend declared
Balance at Jun. 30, 2025		$ 12,500,000	[1]	$ 2,149,596	$ 36,288	$ 2,186,884
Balance (in Shares) at Jun. 30, 2025	[1]	1,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)